BOARD OF DIRECTORS - Schedule of Board annual compensation (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Director Renumeration [Line Items]
Share valuation, volume weighted average price, term	20 days	20 days
Chair of the Board of Directors
Director Renumeration [Line Items]
Base salary	€ 65,000	$ 77,090
Share-based compensation	40,000	47,440
Non-Executive Director
Director Renumeration [Line Items]
Base salary	45,000	53,370
Share-based compensation	30,000	35,580
Chair Audit Committee
Director Renumeration [Line Items]
Base salary	9,000	10,674
Member Audit Committee
Director Renumeration [Line Items]
Base salary	3,000	3,558
Chair Remuneration Committee
Director Renumeration [Line Items]
Base salary	6,000	7,116
Member Remuneration Committee
Director Renumeration [Line Items]
Base salary	3,000	3,558
Chair Governance Committee
Director Renumeration [Line Items]
Base salary	6,000	7,116
Member Governance Committee
Director Renumeration [Line Items]
Base salary	€ 3,000	$ 3,558